Long-Term Debt (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consisted of the following:

	March 31, 2016	December 31, 2015
Revolving Credit Agreement	$52,500	$52,500
Term Loan Credit Facility	196,000	196,500
Less: Unamortized original issue discount	(1,459)	(1,529)
Less: Unamortized debt issuance costs	(4,150)	(4,354)
Other notes payable	5,667	6,924
Total debt	248,558	250,041
Less: current portion of long-term debt	(2,816)	(3,258)
Long-term debt	$245,742	$246,783

Long-term debt consisted of the following:

	June 30, 2016	December 31, 2015
Revolving Credit Agreement	$—	$52,500
Term Loan Credit Facility	195,500	196,500
Less: Unamortized original issue discount	(1,388)	(1,529)
Less: Unamortized debt issuance costs	(3,946)	(4,354)
Other notes payable	4,991	6,924
Total debt	195,157	250,041
Less: current portion of long-term debt	(2,917)	(3,258)
Long-term debt	$192,240	$246,783

Long-term debt consisted of the following:

	December 31,
	2015	2014
Term Loan Credit Facility	$194,971	$196,688
Revolving Credit Agreement	52,500	—
Other notes payable	6,924	3,676
Less: current portion of long-term debt	(3,258)	(2,000)
Long-term debt	$251,137	$198,364

Schedule of Maturities of Long-term Debt	As of December 31, 2015, future minimum debt repayments are as follows:

Fiscal Year	Amount
2016	$3,258
2017	3,990
2018	5,676
2019	54,500
2020	2,000
Thereafter	184,971
$254,395